Other liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other liabilities [Abstract]
Other non-current non-financial liabilities	€ 71	€ 72
Non-current contract liabilities	348	226
Current contract liabilities	1,170	€ 1,303
Increase (Decrease) in current contract liabilities through operational activities	133
Revenue that was included in contract liability balance at beginning of period	€ 1,303